                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5786

                   Van Kampen Investment Grade Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

              (Address of principal executive offices)   (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                                                        COUPON     MATURITY          VALUE

          MUNICIPAL BONDS    149.9%
          ALABAMA    2.2%
$ 1,000   Gadsden, AL Wts Ser B (AMBAC Insd)                                                 5.250%     08/01/21      $   1,100,780
                                                                                                                   -----------------

          ALASKA    4.4%
  1,000   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                                         5.750      10/01/17          1,128,380
  1,000   Matanuska-Susitna Boro, AK Ctf Part Pub Safety Bldg Lease (FSA Insd)               5.750      03/01/16          1,095,250
                                                                                                                   -----------------
                                                                                                                          2,223,630
                                                                                                                   -----------------

          ARIZONA    2.3%
  1,000   Phoenix, AZ Civic Impt Corp Wastewtr Sys Rev Jr Lien (Prerefunded
          @ 07/01/10) (FGIC Insd)                                                            6.250      07/01/17          1,144,690
                                                                                                                   -----------------

          CALIFORNIA    14.9%
    750   California St Dept Wtr Res Pwr Ser A                                               6.000      05/01/15            858,953
  1,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                                  5.375      05/01/18          1,101,010
    995   California St Pub Wks Brd UCLA Replacement Hosp Ser A (FSA Insd)                   5.375      10/01/20          1,079,197
  1,000   California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A            5.250      07/01/35          1,050,550
  1,990   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (Escrowed to Maturity)
          (MBIA Insd) (a)                                                                      *        09/01/17            952,354
    225   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr Lien
          Ser A (Prerefunded @ 01/01/10)                                                     7.150      01/01/13            266,461
    350   Golden St Tob Securitization Corp CA Tob Settlement Rev Enhanced Asset
          Bkd Ser A (b)                                                                      5.000      06/01/45            359,674
  1,000   Los Angeles, CA Uni Sch Dist Ser A (MBIA Insd)                                     5.375      07/01/18          1,114,810
  1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec Ser A
          Rfdg (MBIA Insd)                                                                     *        01/15/27            362,240
  1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec Ser A
          Rfdg (MBIA Insd)                                                                     *        01/15/28            343,380
                                                                                                                   -----------------
                                                                                                                          7,488,629
                                                                                                                   -----------------

          COLORADO    5.3%
  1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A                              5.250      06/01/34          1,038,900
    265   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (c)                 11.500      09/01/08            327,516
    300   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (c)                 11.500      09/01/09            389,877
    340   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (c)                 11.500      09/01/10            462,852
    220   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                     11.500      09/01/11            311,060

PAR
AMOUNT
(000)     DESCRIPTION                                                                        COUPON     MATURITY          VALUE

    100   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (c)                  9.000      09/01/12            131,592
                                                                                                                   -----------------
                                                                                                                          2,661,797
                                                                                                                   -----------------

          CONNECTICUT    3.0%
  1,360   Bridgeport, CT Ser A (MBIA Insd)                                                   5.250      08/15/24          1,477,708
                                                                                                                   -----------------

          FLORIDA    7.4%
    400   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                     5.750      01/01/32            405,348
    115   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                   5.950      07/01/20            116,036
  1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D                 5.375      11/15/35          1,049,000
  1,000   Jacksonville, FL Rev Better Jacksonville (MBIA Insd)                               5.250      10/01/21          1,099,520
  1,000   West Palm Beach, FL (Prerefunded @ 03/01/08)                                       5.250      03/01/14          1,058,910
                                                                                                                   -----------------
                                                                                                                          3,728,814
                                                                                                                   -----------------

          GEORGIA    2.2%
  1,000   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)                   5.250      11/01/16          1,098,790
                                                                                                                   -----------------

          ILLINOIS    12.9%
    100   Bedford Park, IL Tax Increment 71st & Cicero Proj Rfdg                             7.000      01/01/06            100,694
  1,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C 2 Rfdg (AMT)
          (FSA Insd)                                                                         5.250      01/01/30          1,054,570
    400   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Inc Proj Ser B
          Rfdg (AMT) (d) (e)                                                                 6.100      11/01/35             62,328
  1,250   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                            5.500      01/01/40          1,361,975
     45   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)                7.625      09/01/27             45,198
    510   Cook Cnty, IL Sch Dist No 107 (c)                                                  7.150      12/01/08            570,466
    575   Cook Cnty, IL Sch Dist No 107 (c)                                                  7.200      12/01/09            660,566
    625   Cook Cnty, IL Sch Dist No 107                                                      7.000      12/01/10            728,988
    500   Hodgkins, IL Tax Increment Ser A Rfdg                                              7.625      12/01/13            518,155
    250   Lake Cnty, IL Cmnty Unit (Escrowed to Maturity) (Radian Insd) (a)                  7.600      02/01/14            318,870
  1,000   McHenry & Kane Cntys, IL Cmnty (FGIC Insd)                                           *        01/01/16            635,660
    400   Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj Ser-05        5.250      03/01/15            405,852
                                                                                                                   -----------------
                                                                                                                          6,463,322
                                                                                                                   -----------------

          INDIANA    2.1%
  1,000   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)                   5.000      05/01/35          1,049,540
                                                                                                                   -----------------

          KANSAS    8.6%
  1,825   Cowley Cnty, KS Uni Sch Dist Impt Rfdg (MBIA Insd) (c)                             5.250      10/01/22          2,006,624
    400   Overland Pk, KS Dev Corp Rev First Tier Overland Park Ser A                        7.375      01/01/32            438,672
  1,000   Wyandotte Cnty, KS Sch Dist 500 Rfdg (FSA Insd)                                    5.000      09/01/19          1,085,340
    740   Wyandotte Cnty/Kansas City, KS Uni Govt Indl Rev Brd Pub Util Office Bldg
          Complex Proj (MBIA Insd) (c)                                                       5.000      05/01/09            786,072
                                                                                                                   -----------------
                                                                                                                          4,316,708
                                                                                                                   -----------------

PAR
AMOUNT
(000)     DESCRIPTION                                                                        COUPON     MATURITY          VALUE

          MARYLAND    1.0%
    500   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj                  5.625      06/01/35            518,450
                                                                                                                   -----------------

          MASSACHUSETTS    3.4%
    600   Massachusetts St Dev Fin Agy Rev Proj Ser A-100 (MBIA Insd)                        5.125      02/01/34            629,844
  1,000   Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Ser A
          (MBIA Insd) (b)                                                                    5.000      08/15/27          1,065,920
                                                                                                                   -----------------
                                                                                                                          1,695,764
                                                                                                                   -----------------

          MICHIGAN    2.0%
  1,000   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                                      5.250      07/01/30          1,017,760
                                                                                                                   -----------------

          MISSOURI    8.2%
  1,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc     5.625      06/01/27          1,043,690
    400   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg                       7.000      10/01/21            431,580
  1,000   Saint Charles, MO Ctf Part Ser B                                                   5.500      05/01/18          1,065,120
  1,460   Saint Louis, MO Brd Ed Direct Dep Pgm Ser A Rfdg (FSA Insd)                        5.000      04/01/21          1,560,331
                                                                                                                   -----------------
                                                                                                                          4,100,721
                                                                                                                   -----------------

          NEVADA    2.6%
  1,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT) (AMBAC Insd)       5.250      07/01/34          1,054,650
    240   Nevada Hsg Div Single Family Mtg Mezz Ser D2 (AMT)                                 6.300      04/01/21            241,291
                                                                                                                   -----------------
                                                                                                                          1,295,941
                                                                                                                   -----------------

          NEW HAMPSHIRE    1.7%
    525   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                                6.750      07/01/20            560,385
    250   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth                             5.500      07/01/34            264,130
                                                                                                                   -----------------
                                                                                                                            824,515
                                                                                                                   -----------------

          NEW JERSEY    10.7%
  1,000   New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg              5.750      04/01/31          1,105,230
    500   New Jersey Econ Dev Auth Rev Cigarette Tax                                         5.750      06/15/34            533,420
  1,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr Co Inc Ser B (AMT)
          (FGIC Insd)                                                                        5.375      05/01/32          1,581,075
  1,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                    5.250      09/01/21          1,088,040
  1,000   Passaic Cnty, NJ Impt Auth Rev Preakness Hlthcare Ctr Proj (AMBAC Insd)            5.000      05/01/30          1,054,420
                                                                                                                   -----------------
                                                                                                                          5,362,185
                                                                                                                   -----------------

          NEW YORK    4.9%
    400   New York City Indl Dev Agy Rev World Trade Ctr Ser A                               6.250      03/01/15            426,064
  1,000   New York City Ser H                                                                5.750      03/15/13          1,107,670

PAR
AMOUNT
(000)     DESCRIPTION                                                                        COUPON     MATURITY          VALUE

    350   New York St Dorm Auth Rev Mt Sinai NYU Hlth (b)                                    5.500      07/01/26            356,353
    500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty Yonkers Inc Ser A
          (Prerefunded @ 02/01/11)                                                           6.625      02/01/26            576,900
                                                                                                                   -----------------
                                                                                                                          2,466,987
                                                                                                                   -----------------

          NORTH CAROLINA    5.6%
  1,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                      5.250      01/01/20          1,087,590
  1,650   Raleigh Durham, NC Arpt Auth Rev Ser A (AMBAC Insd)                                5.000      05/01/30          1,741,806
                                                                                                                   -----------------
                                                                                                                          2,829,396
                                                                                                                   -----------------

          OHIO    3.2%
    300   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj                                  6.250      09/01/20            301,314
  1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A (FSA Insd)                       5.000      04/01/22          1,324,150
                                                                                                                   -----------------
                                                                                                                          1,625,464
                                                                                                                   -----------------

          OREGON    2.2%
  1,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                        5.250      11/01/18          1,089,040
                                                                                                                   -----------------

          PENNSYLVANIA    2.3%
    315   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Wesbury Utd Methodist Cmnty (c)      5.875      08/15/10            332,032
    350   Delaware Cnty, PA Indl Dev Auth Rev Res Recovery Fac Ser A                         6.100      07/01/13            369,292
    400   Montgomery Cnty, PA Indl Dev Auth Rev Whitemarsh Continuing Care Proj              6.125      02/01/28            424,088
                                                                                                                   -----------------
                                                                                                                          1,125,412
                                                                                                                   -----------------

          SOUTH CAROLINA    4.8%
  1,235   Rock Hill, SC Util Sys Rev Ser C Rfdg (FSA Insd) (c)                               5.250      01/01/15          1,333,973
  1,000   South Carolina Jobs Econ Elec & Gas Co Proj Ser A (AMBAC Insd)                     5.200      11/01/27          1,075,120
                                                                                                                   -----------------
                                                                                                                          2,409,093
                                                                                                                   -----------------

          TENNESSEE    2.0%
    400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt & Rfdg            8.000      07/01/33            480,480
    400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B Impt & Rfdg (MBIA Insd)          7.750      07/01/29            501,528
                                                                                                                   -----------------
                                                                                                                            982,008
                                                                                                                   -----------------

          TEXAS    13.8%
  1,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT) (FGIC Insd)           5.500      11/01/31          1,062,040
  1,500   Fort Worth, TX Wtr & Swr Rev Impt Rfdg                                             5.750      02/15/16          1,653,705
  1,000   Harris Cnty, TX Sports Auth Spl Rev Ser B Rfdg (MBIA Insd)                         5.250      11/15/40          1,048,180
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                           5.625      07/01/30          1,074,920
    400   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                     7.250      01/01/31            414,012

PAR
AMOUNT
(000)     DESCRIPTION                                                                        COUPON     MATURITY          VALUE

  1,000   North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys Proj Ser A                     5.125      05/15/29          1,030,990
    154   Pecos Cnty, TX Ctf Part (Acquired 06/23/97, Cost $154,287) (f)                     6.000      01/12/08            155,388
    490   Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (FSA Insd)           5.500      09/01/13            491,107
                                                                                                                   -----------------
                                                                                                                          6,930,342
                                                                                                                   -----------------

          VIRGINIA    1.1%
    500   Tobacco Settlement Fin Corp VA Asset Bkd                                           5.500      06/01/26            527,760
                                                                                                                   -----------------

          WASHINGTON    8.0%
  1,000   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                       5.500      07/01/17          1,102,680
  1,660   Pierce Cnty, WA (Prerefunded @ 08/01/10) (AMBAC Insd) (c)                          5.750      08/01/16          1,848,012
  1,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                       5.625      02/01/24          1,076,580
                                                                                                                   -----------------
                                                                                                                          4,027,272
                                                                                                                   -----------------

          WISCONSIN    2.9%
  1,000   Central Brown Cnty Wtr Auth Wtr Sys Rev WI (AMBAC Insd)                            5.000      12/01/30          1,056,590
    400   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc Ser A                         6.000      08/15/19            411,536
                                                                                                                   -----------------
                                                                                                                          1,468,126
                                                                                                                   -----------------

          GUAM    2.1%
  1,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                               5.250      10/01/34          1,071,640
                                                                                                                   -----------------

          PUERTO RICO    2.1%
  1,000   Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac Ser I (Comwlth Gtd)                     5.250      07/01/33          1,071,280
                                                                                                                   -----------------

TOTAL LONG-TERM INVESTMENTS    149.9%
   (Cost $70,528,724)                                                                                                    75,193,564

SHORT-TERM INVESTMENT    2.2%
   (Cost $1,100,000)                                                                                                      1,100,000

TOTAL INVESTMENTS    152.1%
   (Cost $71,628,724)                                                                                                    76,293,564

LIABILITIES IN EXCESS OF OTHER ASSETS    (2.2%)                                                                          (1,085,822)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (49.9%)                                                           (25,040,960)
                                                                                                                   -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $  50,166,782
                                                                                                                   =================

             Percentages are calculated as a percentage of net assets applicable to common shares.
*            Zero coupon bond
(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(b)          Securities purchased on a when-issued or delayed delivery basis.
(c)          The Trust owns 100% of the bond issuance.

(d)          Non-income producing security.
(e)          This borrower has filed for protection in federal bankruptcy court.
(f) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets applicable to common shares.
AMBAC      - AMBAC Indemnity Corp.
AMT        - Alternative Minimum Tax
Comwth Gtd - Commonwealth of Puerto Rico
FGIC       - Financial Guaranty Insurance Co.
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
MBIA       - Municipal Bond Investors Assurance Corp.
Radian     - Radian Asset Assurance



Future contracts outstanding as of July 31, 2005:

                                                                                UNREALIZED
                                                                               APPRECIATION/
SHORT CONTRACTS:                                               CONTRACTS       DEPRECIATION
      U.S. Treasury Notes 5-Year Futures September 2005           48             $ 75,933
      (Current Notional Value of $107,203 per contract)

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Investment Grade Municipal Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005